Share-based payments	12 Months Ended
Dec. 31, 2025
Share-based payments
Share-based payments

Note 29. Share-based payments

Omnibus Stock Plan (the “2021 Plan”)

In 2021, the Company established the 2021 Plan, which provides for the grant of awards to employees, consultants and directors, including those of the Company’s subsidiaries. The Company grants stock options and restricted stock units (RSUs) and other equity awards to key employees, collectively referred to herein as equity instruments. Annual grants under the 2021 Plan are generally made to the Company’s key employees during the first quarter of the Company’s fiscal year and to members of the Company’s Board of Directors during the second quarter of the Company’s fiscal year. The Company also issues equity instruments to strategic new hires and to employees who have demonstrated superior performance throughout the year. Upon the vesting of RSUs and options, the Company fulfills its obligations under the equity instrument agreements by either issuing new shares of authorized ordinary shares or by issuing shares from treasury.

The RSUs generally only include a service-based component. The service-based component of the Company’s equity instruments generally vests over four years from the date of grant and for some cases less than one year. RSUs are also awarded to members of the Company’s Board of Directors. The Company recognizes a share-based payment expense on these restricted shares and options on a graded vesting basis.

For the years ended December 31, 2025, 2024 and 2023, total share-based payment expense of €42.4 million, €35.0 million, and €38.1 million, respectively, relating to the 2021 Plan equity instruments has been recognized within personnel expenses and €1.0 million, €0.9 million, and €1.0 million, respectively has been recognized within operating expenses in the consolidated statements of profit or loss and other comprehensive income and corresponding credit has been recognized in retained earnings within the consolidated statements of changes in equity.

Changes in the number of unvested RSUs during each of the years in the three-year period ended December 31, 2025, 2024, and 2023, together with the corresponding weighted-average fair values, are as follows:

	Number of	Weighted average grant
	RSU shares	date Fair Value
Unvested restricted shares as of January 1, 2023	3,661,754	$14.69
Granted	5,162,678	$11.50
Vested	(1,400,697)	$13.51
Forfeited	(866,755)	$13.10
Unvested restricted shares as of December 31, 2023	6,556,980	$12.66
Granted	6,527,305	$11.05
Vested	(2,024,893)	$12.81
Forfeited	(1,227,397)	$12.56
Unvested restricted shares as of December 31, 2024	9,831,995	$11.57
Granted	2,348,946	$22.28
Vested	(3,297,751)	$12.20
Forfeited	(263,203)	$13.88
Unvested restricted shares as of December 31, 2025	8,619,987	$14.12

The grant date fair value of the RSUs is determined based on the closing price of the Company`s ordinary shares price on the day before grant. As of December 31, 2025 and 2024, the unrecognized compensation cost related to RSUs issued under the 2021 Plan will be recognized over 2.6 years and 2.9 years, respectively.

Executive PSU Plan (the “PSU Plan”)

The Company established the PSU Plan under the 2021 Plan to further incentivize performance and align the Company’s executive officers’ and senior managements’ interests with the interests of the Company’s shareholders. Under the PSU Plan, executive officers and certain members of senior management are eligible to receive awards known as performance stock units (PSUs), collectively referred to herein as equity instruments. Upon the vesting of PSUs, the Company fulfills its obligations under the equity instrument agreements by either issuing new shares of authorized ordinary shares or by issuing shares from treasury.

The Company grants PSUs to executive officers and certain members of senior management on an annual basis as well as upon the hiring of new individuals eligible for this plan. The PSUs generally vest in one-third installments each year beginning on the second anniversary of the grant date. The three PSU tranches are contingent on the Company’s total shareholder return (“TSR”) performance relative to the constituents of the S&P 500 Information Technology index over a 2-year, 3-year or 4-year performance period. The Company recognizes a share-based payment expense on the PSUs on a graded vesting basis. For the years ended December 31, 2025 and 2024, total share-based payment expense was €11.5 million and €3.5 million, respectively.

Changes in the number of unvested PSUs during each of the years in the two-year period ended December 31, 2025 and 2024, together with the corresponding weighted-average fair values, are as follows:

		Weighted
	Number of	average grant
	PSU shares	date Fair Value
Unvested restricted shares as of January 1, 2023	—	$—
Granted	145,900	$11.40
Unvested restricted shares as of December 31, 2023	145,900	$11.40
Granted	1,283,909	$12.72
Forfeited	(79,795)	$12.41
Unvested restricted shares as of December 31, 2024	1,350,014	$12.59
Granted	704,654	$26.35
Vested	(114,205)	$11.61
Unvested restricted shares as of December 31, 2025	1,940,463	$17.14

The grant date fair value of the PSUs is determined based on the TSR market condition attached to each PSU tranche considering the probability of achieving different outcomes. As of December 31, 2025 and 2024, the unrecognized compensation cost related to PSUs issued under the Executive Plan will be recognized over 2.6 years and 3.4 years, respectively.

NBA warrants

On November 16, 2021, Sportradar entered into an eight-year exclusive binding partnership arrangement (the “NBA Partnership Agreement”) with the NBA pursuant to which the NBA will use Sportradar’s capabilities with respect to data collection, tracking and betting feeds, as well as Sportradar’s Integrity services, commencing with the 2023-2024 season for an eight-year term. In consideration of the rights and benefits granted under the NBA Partnership Agreement, the Company has agreed to pay the NBA the applicable annual license fees. The Company also agreed to grant the NBA warrants that, once vested, are exercisable for an aggregate number of Class A ordinary shares equal to 3.00% of the total number of Class A ordinary shares outstanding on a fully diluted, as-converted basis, as of the date of the NBA Partnership Agreement, at an exercise price of $0.01 per share. The warrants are subject to an eight-year vesting schedule commencing in 2023, with 20% of the warrants vesting upon execution of the NBA Partnership Agreement.

In the year ended December 31, 2021, the Company treated the vesting of 20% of the warrants as prepayment with a corresponding credit in additional paid-in capital. The license commenced on October 1, 2023 at which date 100% of the warrants were revalued at fair value. The fair value of equity instruments granted are part of cost of the license asset at a total value of €87.3 million and the corresponding credit is recognized in additional paid-in capital during the year ended December 31, 2023 in the amount of €52.0 million.

The inputs used in the measurement of the option to acquire up to 9,229,797 Class A shares at the commencement date of the license were as follows:

Valuation inputs:	October 1, 2023
Valuation model	Black-Scholes model
Share price at grant date[1]	$10.01
Exercise price[2]	$0.01
Expected volatility (average)[3]	46.4%
Expected term[4]	0.25-8 years
Risk-free interest rate (average)[5]	4.79%
1	Closing ordinary share price on Friday, September 29, 2023.
2	Based on contractual terms.
3	Calculated based on comparable companies’ historical volatilities based on industry and size over a time period commensurate with the options’ expected term for each vesting tranche.
4	Options are assumed to be exercised immediately upon entering exercise window.
5	Based on the U.S. Constant Maturity Treasury yield curve equal or approximate to options’ expected term as of the valuation date.

The Company recognizes compensation costs related to the NBA warrants within amortization expense in the consolidated statements of profit or loss and other comprehensive income during the contract term, starting at the commencement date until September 30, 2031. Amortization expense related to the NBA warrants recognized in the year ended December 31, 2025, 2024 and 2023 was €10.9 million, €10.9 million and €3.6 million, respectively.

A summary of the Company’s NBA warrants activity for the years ended December 31, 2025, 2024 and 2023 is as follows:

	Number of	Weighted average exercise
	warrants	price
Unvested as of December 31, 2023	7,153,093	$0.01
Vested and exercisable	(922,980)	$0.01
Unvested as of December 31, 2024	6,230,113	$0.01
Vested and exercisable	(922,980)	$0.01
Unvested as of December 31, 2025	5,307,133	$0.01

As of December 31, 2025, 2024 and 2023, total exercisable warrants are 3,922,664, 2,999,684, and 2,076,704, respectively. As of December 31, 2025, no warrants have been exercised.

NHL warrants

On July 22, 2021, Sportradar entered into a 10 year global partnership with the National Hockey League (“NHL”) (the “License Agreement”). Under the terms of the License Agreement, Sportradar is named as the official betting data rights, official betting streaming rights and official media data rights partner of the NHL, as well as an official integrity partner of the NHL. Pursuant to the License Agreement, Sportradar granted the NHL the right to acquire (i) an aggregate of up to 1,116,540 Class A ordinary shares for an exercise price of $8.96, which was exercised in 2021, and (ii) an additional amount of Class A ordinary shares calculated by dividing $30.0 million by the IPO price per share, which was not exercised and expired. Additionally, the Company granted the NHL a warrant to purchase 1,353,740 Class A ordinary shares at a subscription price of $23.45 per Class A ordinary share that remains outstanding but unvested.

The inputs used in the measurement of the option to acquire up to 1,116,540 Class A shares were as follows:

Valuation inputs:	2021
Valuation model	Black-Scholes model
Share price at grant date	$27.00
Exercise price	$8.96
Expected volatility (weighted-average)	30%
Expected term (as of September 14, 2021)	0
Risk-free interest rate (based on U.S. government bond)	0.04%

The inputs used in the measurement of the warrant were as follows:

Valuation inputs:	2021
Valuation model	Cox-Ross-Rubinstein binominal model
Share price at grant date	$27.00
Exercise price	$23.45
Expected volatility (weighted-average)	30%
Expected term	120	months
Risk-free interest rate (based on U.S. government bond)	1.28%

A summary of the Company’s NHL warrants activity for the years ended December 31, 2025, 2024 and 2023 is as follows:

	Number of	Weighted average exercise
	warrants	price
Unvested as of December 31, 2023	1,353,740	$23.45
Unvested as of December 31, 2024	1,353,740	$23.45
Unvested as of December 31, 2025	1,353,740	$23.45

As of December 31, 2025, 2024, and 2023, the warrant is not vested and therefore cannot be exercised. The fair value of equity instruments granted are part of cost of the license asset and the corresponding credit is recognized in additional paid-in capital in the amount of €28.0 million. Amortization expense related to the NHL warrants recognized in the years ended December 31, 2025, 2024, and 2023 was €3.1 million, €3.1 million, and €3.1 million, respectively.

MLB Award

On February 7, 2025, Sportradar entered into an eight-year exclusive license agreement (the “MLB Agreement”) with the Major League Baseball (“MLB”) through the 2032 MLB season with MLB Advanced Media, L.P. and its affiliates pursuant to which the Company will exclusively distribute ultra-low latency official MLB data, including MLB Statcast Data, across its global client network and audiovisual content to its international sports betting clients, commencing with the 2025 season. Pursuant to the MLB Agreement, the Company agreed that MLB shall be issued equity with a cash value of $35.5 million (or, up to an aggregate of 1,855,724 Class A ordinary shares), subject to a vesting schedule until July 1, 2032, with the first tranche vesting upon execution of the MLB Agreement.

A summary of the Company’s MLB award activity for the year ended December 31, 2025 is as follows:

		Weighted
	Number of	average grant
	RSU shares	date Fair Value
Unvested shares as of December 31, 2024	—	N/A
Granted	1,855,724	$19.13
Vested	(231,965)	$19.13
Unvested shares as of December 31, 2025	1,623,759	$19.13

The fair value of equity instruments granted are part of cost of the license asset and the corresponding credit is recognized in additional paid-in capital in the amount of €34.2 million. Amortization expense related to the MLB awards recognized in the year ended December 31, 2025 was €4.3 million.